Shareholders' Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Schedule of Warrants Activity [Line Items]
Number of warrants, Balance of warrants outstanding
Weighted average exercise price per hare, Balance of warrants outstanding		$ 8.4
Weighted average remaining contractual life, Balance of warrants outstanding
Expiration dates, Balance of warrants outstanding
Number of warrants, Warrants	83,750
Weighted average exercise price per hare, Warrants	$ 8.4
Weighted average remaining contractual life, Warrants	5 years
Expiration dates, Warrants	Mar. 31, 2030
Number of warrants, Balance of warrants outstanding and exercisable	83,750
Weighted average exercise price per hare,Balance of warrants outstanding and exercisable	$ 8.4
Weighted average remaining contractual life, Balance of warrants outstanding and exercisable	4 years 9 months
Expiration dates, Balance of warrants outstanding and exercisable